Convertible Preferred Stock	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
Convertible Preferred Stock
3. CONVERTIBLE PREFERRED STOCK
In connection with the Fairway Acquisition, the Company issued to SG Broadcasting 220,000 shares of MediaCo Series A Convertible Preferred Stock, par value $0.01 (the “MediaCo Series A Preferred Shares”) in exchange for a cash contribution of $22.0 million (the “SG Broadcasting Contribution”). This issuance of shares was issued in reliance upon an exemption from registration pursuant to Section 4(a)(2) under the Securities Act of 1933, as amended. This issuance was not a “public offering” because no more than 35 non-accredited
investors received securities of the Company, the Company did not engage in general solicitation or advertising with regard to the issuance and sale of shares of MediaCo Series A Preferred Shares and the Company did not make a public offering in connection with the sale of shares of MediaCo Series A Preferred Shares.
MediaCo Series A Preferred Shares rank senior in preference to the MediaCo Class A common stock, MediaCo Class B common stock, and the MediaCo Class C common stock. Pursuant to the Articles of Amendment, the ability of the Company to make distributions with respect to, or make a liquidation payment on, any other class of capital stock in the Company designated to be junior to, or on parity with, the MediaCo Series A Preferred Shares, will be subject to certain restrictions, including that (i) the MediaCo Series A Preferred Shares shall be entitled to receive the amount of dividends per share that would be payable on the number of whole common shares of the Company into which each share of MediaCo Series A Preferred Share could be converted, and (ii) the MediaCo Series A Preferred Shares, upon any liquidation, dissolution or winding up of the Company, shall be entitled to a preference on the assets of the Company. Issued and outstanding shares of MediaCo Series A Preferred Shares shall accrue cumulative dividends, payable in kind, at an annual rate equal to the interest rate on any senior debt of the Company (see Note 6), or if no senior debt is outstanding, 6%, plus additional increases of 1% on December 12, 2020 and each anniversary thereof. On December 13, 2020, dividends of $2.1 million were paid in kind. The payment in kind increased the accrued value of the preferred stock and no additional shares were issued as part of this payment.
MediaCo Series A Preferred Shares are redeemable for cash at the option of SG Broadcasting at any time on or after June 12, 2025, and so the shares are classified outside of permanent equity. The Series A Preferred Shares are also convertible into shares of Class A common stock at the option of SG Broadcasting at any time after May 25, 2020, with the number of shares of common stock determined by dividing the original contribution, plus accrued dividends, by the
30-day
volume weighted average share price of Class A common shares. On and after May 25, 2020, when the conversion option became effective, the Series A Preferred Shares became participating securities and we began calculating earnings per share using the two-class
method.